Stock Options, Stock Purchase Plan and Warrants - Valuation of Option Items under Trinomial Lattice Model (Detail)	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Warrant [Member]	Feb. 14, 2012 Chief Executive Officer [Member]	Apr. 22, 2013 Chief Information Officer [Member]	Dec. 31, 2013 Chief Medical Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years				3 years 8 months 12 days	3 years 9 months 18 days	3 years 6 months	3 years 3 months 18 days
Risk-free interest rate (%)	0.70%	0.60%	1.18%	0.50%	0.60%	0.50%	0.60%
Weighted average expected volatility (%)	46.00%	51.00%	55.00%	52.00%	52.00%	45.00%	53.00%
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%